Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Standby Letter of Credit - In connection with the terms of our lease of our Bothell, Washington facility we have provided our landlord with a stand-by letter of credit. The landlord has periodically drawn on the $1.2 million standby letter of credit for that facility, which has resulted in draws on our restricted cash, and we have periodically replenished the standby letter of credit and increased the restricted cash balance. As of September 30, 2012, approximately $0.7 million was outstanding on the standby letter of credit.

Leases - We lease space for our research and development and corporate offices at 3830 Monte Villa Parkway in Bothell, Washington under an operating lease that was originally scheduled to terminate in 2016. On October 5, 2012, we entered into a Lease Termination Agreement (the "Termination Agreement"), effective as of October 1, 2012, with respect to our facilities at 3830 Monte Villa Parkway. Pursuant to the Termination Agreement, we paid $155,000 to the landlord as rent for the premises for the month of October 2012. Thereafter, our obligation to pay further rent will be satisfied through the letter of credit that we established to support our obligations under the lease. The landlord will draw the amount of each month's rent by drawing on the letter of credit on or about the first day of each month from November 2012 through February 2013, with the landlord drawing the entire remaining amount available to be drawn on the letter of credit when it draws the February 2013 rent. The lease will terminate effective on March 1, 2013; provided that prior to March 1, 2013 the landlord may terminate the lease on 10 days' prior written notice, in which event the landlord shall be entitled to immediately draw all remaining amounts under the Termination Agreement on the letter of credit.

As additional consideration for the Termination Agreement we agreed to issue 1,500,000 shares of our common stock to the landlord contingent upon and immediately prior to the first to occur of any of the following events: (i) the closing of an equity financing in a transaction or series of related transactions where such financing yields gross proceeds to us of at least $4 million in the aggregate, including amounts converted under any convertible promissory notes; (ii) a merger into another entity if the combined market capitalization of the merging entities is at least $18 million or, if not, upon our market capitalization as the surviving entity of a merger being at least $18 million at any time after the merger; (iii) a sale of all or substantially all of our assets; or (iv) a sale of our stock after which sale a majority of the outstanding equity is held by persons or entities who were not our shareholders prior to the sale.

We leased space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In February 2012, we announced that we were closing our Cambridge site and we entered into a sublease with a third party for the remainder of the lease term.

Contingencies - We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Note 10 - Commitments and Contingencies

Standby Letter of Credit - In connection with the terms of our lease of our Bothell, Washington facility we have provided our landlord with a stand-by letter of credit. During October 2011, the landlord drew $0.1 million on the $1.2 million standby letter of credit for that facility, which also resulted in a draw on our restricted cash, and as of December 31, 2011, approximately $1.0 million was outstanding on the remaining standby letter of credit.

Leases - We lease space for our research and development and corporate offices at 3830 Monte Villa Parkway in Bothell, Washington under an operating lease that was originally scheduled to terminate in 2016. On October 5, 2012, we entered into a Lease Termination Agreement (the "Termination Agreement"), effective as of October 1, 2012, with respect to our facilities at 3830 Monte Villa Parkway. Pursuant to the Termination Agreement, we paid $155,000 to the landlord as rent for the premises for the month of October 2012. Thereafter, our obligation to pay further rent will be satisfied through the letter of credit that we established to support our obligations under the lease. The landlord will draw the amount of each month's rent by drawing on the letter of credit on or about the first day of each month from November 2012 through February 2013, with the landlord drawing the entire remaining amount available to be drawn on the letter of credit when it draws the February 2013 rent. The lease will terminate effective on March 1, 2013; provided that prior to March 1, 2013 the landlord may terminate the Lease on 10 days' prior written notice, in which event the landlord shall be entitled to immediately draw all remaining amounts under the Termination Agreement on the letter of credit.

We leased space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In February 2012, we announced that we were closing our Cambridge site and we entered into a sublease with a third party for the remainder of the lease term. As further discussed in Note 4, in September 2011, we entered into an agreement to terminate our lease for our exited facility at 3450 Monte Villa Parkway in Bothell, Washington.

Rent expense was approximately $1.4 million in 2010 and $1.6 million in 2011. In addition, approximately $0.3 million and $0.2 million in rental payments decreased the restructuring liability during 2010 and 2011, respectively.

The following summarizes future annual minimum lease payments under operating leases as of December 31, 2011 (in thousands):

	3830 Monte Villa	Cambridge, MA	Total
2012	$1,384	$148	$1,532
2013	1,442	-	1,442
2014	1,501	-	1,501
2015	1,586	-	1,586
2016	267	-	267
Total	$6,180	$148	$6,328

Contingencies - We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.